Securitizations and Variable Interest Entities - Carrying Amount of Assets and Liabilities of Unconsolidated VIEs (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 3,318	¥ 2,975
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,366	3,028
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	63	67
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	63	67
Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	251	211
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	251	211
Mortgage and mortgage-backed securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,212	2,308
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2,212	2,308
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	500	185
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	500	185
Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	0	0
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2	4
Private equity investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	24	25
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	24	25
Short-term loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	11	11
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	11	11
Long-term loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	253	164
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	253	164
Other assets [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	4	4
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	4	4
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 46	¥ 49